UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21652

Fiduciary/Claymore MLP Opportunity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Fiduciary/Claymore MLP Opportunity Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-630-505-3700

Date of fiscal year end: November 30

Date of reporting period: February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Fiduciary/Claymore MLP Opportunity Fund

Portfolio of Investments

February 28, 2005 (unaudited)

Number of Shares		Value
	Master Limited Partnerships - 99.6%
	Coal - 9.7%
255,700	Alliance Resource Partners, L.P.	$19,694,014
153,400	Natural Resource Partners, L.P.	9,362,002
107,400	Penn Virginia Resource Partners, L.P.	5,820,006

		34,876,022

	Midstream Energy Infrastructure - 80.5%
81,900	Atlas Pipeline Partners, L.P.	3,656,016
211,800	Buckeye Partners, L.P.	9,300,138
194,100	Copano Energy, L.L.C.	5,419,272
202,400	Crosstex Energy, L.P.	7,148,970
243,500	Enbridge Energy Partners, L.P.	13,161,175
501,300	Enbridge Energy Partners, L.P. (c)	25,721,703
48,400	Energy Transfer Partners, L.P.	3,087,920
740,740	Energy Transfer Partners, L.P. (b) (c)	42,881,439
855,200	Enterprise Products Partners, L.P.	22,850,944
137,900	Hiland Partners, L.P. (a)	4,199,055
86,000	Holly Energy Partners, L.P.	3,349,700
162,300	Kaneb Pipe Line Partners, L.P.	9,957,105
603,800	Kinder Morgan Energy Partners, L.P.	28,372,562
130,200	Kinder Morgan Management, L.L.C. (a)	5,588,184
802,130	Magellan Midstream Partners, L.P.	48,649,184
103,800	Markwest Energy Partners, L.P.	5,100,732
254,600	Northern Border Partners, L.P.	13,010,060
114,300	Pacific Energy Partners, L.P.	3,704,463
350,000	Plains All American Pipeline, L.P.	13,699,000
37,600	Sunoco Logistics Partners, L.P.	1,575,440
289,900	TEPPCO Partners, L.P.	12,709,216
89,600	Valero, L.P.	5,570,432

		288,712,710

	Propane - 7.7%
107,800	AmeriGas Partners, L.P.	3,162,852
332,500	Ferrellgas Partners, L.P.	7,049,000
389,300	Inergy, L.P.	12,691,180
126,400	Suburban Propane Partners, L.P.	4,480,880

		27,383,912

	Shipping - 1.7%
50,400	K-Sea Transportation Partners, L.P.	1,826,496
21,000	Martin Midstream Partners, L.P.	691,740
136,300	U.S. Shipping Partners, L.P.	3,696,456

		6,214,692

	Total Master Limited Partnerships (Cost $338,234,494)	357,187,336

Fiduciary/Claymore MLP Opportunity Fund

Portfolio of Investments

February 28, 2005 (unaudited)

Principal Amount		Value
	Short-Term Investments - 2.9%
	U.S. Government and Agency Securities - 2.9%
	Federal Home Loan Bank
$10,442,000	yielding 2.45%, 3/01/05 (Amortized Cost $10,442,000)	$10,442,000

	Total Investments - 102.5% (Cost $348,676,494)	367,629,336
	Liabilities in Excess of Other Assets - (2.5%)	(9,075,866)

	Net Assets - 100.0%	$358,553,470

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, this security's market value amounted to $42,881,439 or 12.0% of net assets with a cost of $40,799,959 and acquisition date of 1/26/05.

(c)	Fair valued securities represent a total market value of $68,603,142 which represents 19.1% of net assets.

Security Valuation

The Fund values readily marketable securities at the last reported sales price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. Debt securities are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	April 29, 2005

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	April 29, 2005